Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tremblant Global ETF
Shareholder Report [Line Items]
Fund Name	Tremblant Global ETF
Class Name	Tremblant Global ETF
Trading Symbol	TOGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tremblant Global ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
Additional Information Phone Number	212-303-7358
Additional Information Website	https://www.tremblantetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tremblant Global ETF	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The net return for Tremblant Global ETF (“TOGA”) for 2025 was +14.3% versus +21.1% for the MSCI World Index. Although we are disappointed in the recent underperformance, TOGA has generated approximately 400 bps of annualized outperformance since its inception over three years ago. This outperformance is consistent with our objective of delivering superior long-term returns. The 2025 performance was primarily driven by two factors:
•
A very narrow market led by a group of mega cap stocks for which we did not believe we had a differentiated view.   We tend to find more idiosyncratic opportunities in growth businesses are typically not as well understood by the market and thus we are able to gain an analytical edge through our research process.   Unfortunately, this part of the market underperformed.   In fact, the Russell Midcap Growth Index had the worst performance relative to the MSCI World Index in over 25 years, underperforming by 13%.   The top ten stocks in the S&P 500 Index delivered 50% of the index’s total return for 2025.

▪
Since TOGA generally has 85% exposure to stocks below $200B of market capitalization, it is worth nothing that TOGA outperformed the Russell Midcap Growth index by 600+ bps during 2025 and 700+ bps annually since inception.

•
Underperformance in our consumer and software portfolios despite years of success in these sectors.   These were challenging areas to invest in 2025 due to headwinds (both real and perceived) from tariffs, consumer confidence, and artificial intelligence.

Periods of performance are frustrating, but we own a concentrated group of stocks and expect short-term underperformance from time to time.   We remain highly committed to our process and opportunity set, and believe we are well positioned for 2026.
Contributors and Detractors
As shown in the table of the largest contributors and detractors for 2025, eight positions contributed over 100 bps each, while three positions detracted over 100 bps.   Of note, we have exited one of these losing positions as we believe other opportunities are more attractive.   While the detractors were painful in 2025, we were careful not to aggressively add to losing positions, and moved on when data points disproved our investment theses.   Managing those positions moving against us meant no position detracted over 200 bps, yet we had three positions contribute over 200 bps.

Contributors (above +100 bps)	Attribution (bps)	Return on Capital
Warner Bros Discovery, Inc.	+510	+244%
Victoria’s Secret & Co.	+232	+31%
Shopify, Inc. - Class A	+201	+92%
TKO Group Holdings, Inc.	+169	+49%
Uber Technologies, Inc.	+150	+35%
DoorDash, Inc. - Class A	+145	+39%
Estee Lauder Cos., Inc. - Class A	+120	+44%
Spotify Technology SA	+114	+30%

Detractors (above -100bps)	Attribution (bps)	Return on Capital
Monday.com Ltd.	-166	-44%
Charter Communications, Inc. - Class A	-128	-40%
Five9, Inc.	-124	-54%

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2024)
Tremblant Global ETF NAV	14.29	20.86
MSCI THE WORLD INDEX Net (USD)	21.09	20.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tremblantetf.com/ for more recent performance information.
Net Assets	$ 192,571,145
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 1,205,551
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$192,571,145
Number of Holdings	35
Net Advisory Fee	$1,205,551
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Consumer Discretionary	33.1%
Communication Services	25.2%
Information Technology	17.3%
Financials	9.8%
Industrials	8.6%
Real Estate	3.4%
Consumer Staples	2.5%
Cash & Other	0.1%

Top 10 Issuers	(%)
Grab Holdings Ltd.	5.2%
Chipotle Mexican Grill, Inc.	4.5%
Wingstop, Inc.	4.2%
DoorDash, Inc.	4.1%
TKO Group Holdings, Inc.	3.9%
Coupang, Inc.	3.6%
Walt Disney Co.	3.6%
Wyndham Hotels & Resorts, Inc.	3.6%
Spotify Technology SA	3.6%
CoStar Group, Inc.	3.4%

Updated Prospectus Web Address	https://www.tremblantetf.com/